LOANS RECEIVABLE - Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Troubled debt restructurings [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	$ 49,857	$ 63,384
Troubled debt restructurings [Member] | Residential properties [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	9,381	6,156
Troubled debt restructurings [Member] | Residential Held For Sale [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment
Troubled debt restructurings [Member] | Commercial real estate [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	6,079	17,384
Troubled debt restructurings [Member] | Construction and Development [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	23,144	39,844
Troubled debt restructurings [Member] | Commercial loans [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	11,250
Troubled debt restructurings [Member] | Installment [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	3
Performing Financing Receivable [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	32,637	15,926
Performing Financing Receivable [Member] | Residential properties [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	1,626	593
Performing Financing Receivable [Member] | Residential Held For Sale [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment
Performing Financing Receivable [Member] | Commercial real estate [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	1,036	3,812
Performing Financing Receivable [Member] | Construction and Development [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	18,722	11,521
Performing Financing Receivable [Member] | Commercial loans [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	11,250
Performing Financing Receivable [Member] | Installment [Member]
Troubled debt restructurings
Total financing receivable modifications recorded investment	$ 3